Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Schedule of (income) loss allocated to noncontrolling interests for each of our consolidated entities
The following table summarizes the (income) loss allocated to noncontrolling interests for each of our consolidated entities (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
(Income) loss allocated to noncontrolling interests:
JSAV	$—	$(82)	$—	$(93)
OpenKey	152	187	329	343
RED	(26)	5	(60)	(2)
Pure Wellness	5	8	25	43
Total net (income) loss allocated to noncontrolling interests	$131	$118	$294	$291

The following table summarizes the (income) loss allocated to noncontrolling interests for each of our consolidated entities (in thousands):

	Year Ended December 31,
	2018	2017	2016
(Income) loss allocated to noncontrolling interests:
J&S	$58	$(49)	$—
OpenKey (1)	826	515	849
Pure Wellness	(28)	38	—
RED	68	—	—
Other (2)	—	(146)	8,011
Total net (income) loss allocated to noncontrolling interests	$924	$358	$8,860
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(1)	The 2016 loss allocated to the noncontrolling interest in OpenKey represents the period from the March 8, 2016 conversion of our notes receivable through December 31, 2016.
(2)Represents noncontrolling interests primarily in the AQUA Fund, which was fully dissolved as of December 31, 2017.